Long-term Debt and Other Long-Term Liabilities - Additional Information (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Annual Interest Rate 4.9% Mortgage Payable Due August 1, 2021
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, maturity	August 1, 2021	August 1, 2021
Interest rate	4.90%	4.90%
Annual Interest Rate of 5.3% Mortgage Payable Due December 1, 2019
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, maturity	December 1, 2019	December 1, 2019
Interest rate	5.30%	5.30%
Annual Interest Rate of 4.8% Mortgage Payable Due December 1, 2020
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, maturity	December 1, 2020	December 1, 2020
Interest rate	4.80%	4.80%
Revolving Line of Credit | Canada | CIBC Prime Rate
Disclosure Of Detailed Information About Borrowings [Line Items]
Description of variable interest basis	CIBC prime rate plus 1.2%	CIBC prime rate plus 1.2%
Adjustment to Prime Rate for Borrowings	1.20%	1.20%
Variable interest rate term	5 years	5 years
Revolving Line of Credit | Canada | Maximum
Disclosure Of Detailed Information About Borrowings [Line Items]
Revolving lines of credit	$ 5,500,000	$ 5,500,000
Term Loan 10% Due October 1, 2024
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, maturity	October 1, 2024	October 1, 2024
Interest rate	10.00%	10.00%
Term of mortgage payable	10 years
Rent expenses	$ 27,000